Pension and other post-employment benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-service costs
Non-service costs	$ 19,939	$ 10,950
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	11,954	16,309
Non-service costs
Interest cost	33,687	24,787
Expected return on plan assets	(31,990)	(41,226)
Amortization of net actuarial losses (gains)	(852)	3,452
Amortization of prior service credits	(1,491)	(1,584)
Amortization due to plan settlements	0	(15)
Impact of regulatory accounts	16,258	22,952
Non-service costs	15,612	8,366
Net benefit cost	27,566	24,675
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,253	6,277
Non-service costs
Interest cost	11,510	9,146
Expected return on plan assets	(9,736)	(11,359)
Amortization of net actuarial losses (gains)	(3,559)	(56)
Amortization of prior service credits	(853)	24
Amortization due to plan settlements	0	0
Impact of regulatory accounts	6,965	4,829
Non-service costs	4,327	2,584
Net benefit cost	$ 7,580	$ 8,861